Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Sep. 28, 2012
Schedule II - Valuation And Qualifying Accounts

THE ADT CORPORATION

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

($ in millions)

Description	Balance at Beginning of Year	Additions Charged to Income	Other	Deductions	Balance at End of Year
Allowance for Doubtful Accounts:
Year Ended September 24, 2010	$17	$43	$2	$(39)	$23
Year Ended September 30, 2011	23	44	1	(45)	23
Year Ended September 28, 2012	23	50	—	(48)	25